Loans payable and other liabilities, Loans Payable (Details)	12 Months Ended
	Dec. 31, 2021 CAD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 30, 2021 CAD ($)	Dec. 30, 2021 USD ($)	Feb. 11, 2021 CAD ($)	Feb. 11, 2021 USD ($)	Jan. 22, 2021 CAD ($)	Jan. 22, 2021 USD ($)	Dec. 31, 2020 CAD ($)
Disclosure of detailed information about borrowings [line items]
Loans	$ 40,051,428									$ 25,464,000
Deferred finance cost	1,426,010									0
Trinity Capital Inc. [Member]
Disclosure of detailed information about borrowings [line items]
Loans	34,190,473									0
Equipment financing loan				$ 38,328,000	$ 30,000,000
Amount withdrawn from loan facility	$ 38,328,000		$ 30,000,000.0
Interest rate	9.50%		9.50%
Prepayments	$ 2,417,517
Foreign exchange gain	294,000
Foundry Digital LLC [Member]
Disclosure of detailed information about borrowings [line items]
Loans	$ 5,860,955									0
Equipment financing loan								$ 18,068,955	$ 14,660,800
Interest rate	16.50%		16.50%
Term of loan	12 months	12 months
Aggregate principal amount drawn	$ 14,448,859	$ 11,728,640
Prepayments	3,644,286	2,951,660
Principal payments	8,883,310		$ 7,105,707
Repayment of interest amount on borrowings	882,023	$ 732,010
Foreign exchange gain	300,406
Genesis [Member]
Disclosure of detailed information about borrowings [line items]
Deferred finance cost	$ 0									$ 25,464,000
Repayment of borrowings on equipment loan						$ 25,464,000	$ 20,000,000